Schedule of Investments

ARK Next Generation Internet ETF

October 31, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–97.1%

Automobiles - 9.4%
Tesla, Inc.*	685,380	$265,954,855

Biotechnology - 1.9%
Veracyte, Inc.*	1,526,791	52,918,576

Capital Markets - 2.1%
Intercontinental Exchange, Inc.	619,416	58,472,870

Consumer Finance - 3.6%
LendingClub Corp.*†	4,708,556	21,988,957
LendingTree, Inc.*	243,840	78,904,186
Total Consumer Finance		100,893,143

Entertainment - 17.3%
HUYA, Inc. (China)*(a)	3,087,493	69,159,843
Netflix, Inc.*	123,938	58,962,264
Nintendo Co. Ltd. (Japan)(a)	429,601	29,096,876
Roku, Inc.*	875,660	177,233,584
Sea Ltd. (Taiwan)*(a)	395,267	62,333,606
Spotify Technology SA*	379,021	90,923,348
Total Entertainment		487,709,521

Health Care Technology - 2.6%
Teladoc Health, Inc.*	368,220	72,340,501

Interactive Media & Services - 14.3%
Facebook, Inc., Class A*	352,800	92,825,208
Pinterest, Inc., Class A*	1,729,808	101,972,181
Snap, Inc., Class A*	1,978,410	77,929,570
Tencent Holdings Ltd. (China)(a)	936,661	71,504,701
Zillow Group, Inc., Class C*	686,616	60,847,910
Total Interactive Media & Services		405,079,570

Internet & Direct Marketing Retail - 5.8%
Alibaba Group Holding Ltd. (China)*(a)	173,296	52,801,558
Amazon.com, Inc.*	13,236	40,186,481
JD.com, Inc. (China)*(a)	351,024	28,615,477
MercadoLibre, Inc. (Argentina)*	34,993	42,483,252
Total Internet & Direct Marketing Retail		164,086,768

IT Services - 12.9%
Adyen NV (Netherlands)*(a)	798,734	26,829,475
Fastly, Inc., Class A*	637,559	40,491,372
Okta, Inc.*	129,509	27,174,874
PayPal Holdings, Inc.*	149,101	27,752,169
Shopify, Inc., Class A (Canada)*	11,803	10,922,850
Snowflake, Inc., Class A*	100	25,002
Square, Inc., Class A*	1,015,892	157,341,353
Twilio, Inc., Class A*	265,286	74,006,835
Wix.com Ltd. (Israel)*	3	742
Total IT Services		364,544,672

Real Estate - 1.2%
Social Capital Hedosophia Holdings Corp. II, Class A*	2,117,598	34,813,311

Real Estate Management & Development - 0.5%
KE Holdings, Inc. (China)*(a)	206,758	14,421,371

Semiconductors & Semiconductor Equipment - 2.1%
NVIDIA Corp.	55,683	27,917,229
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	385,733	32,351,427
Total Semiconductors & Semiconductor Equipment		60,268,656

Software - 20.6%
2U, Inc.*	1,925,265	70,946,015
Adobe, Inc.*	57,498	25,707,356
Agora, Inc. (China)*(a)	712,299	27,423,511
Atlassian Corp. PLC, Class A*	155,286	29,755,903
Cloudflare, Inc., Class A*	276,318	14,360,246
Crowdstrike Holdings, Inc., Class A*	268,719	33,278,161
DocuSign, Inc.*	126,255	25,535,074
HubSpot, Inc.*	114,670	33,262,327
PagerDuty, Inc.*	2,671,027	72,384,832
Palantir Technologies, Inc., Class A*	24,700	250,211
Slack Technologies, Inc., Class A*	3,097,868	79,243,463
Splunk, Inc.*	257,714	51,037,681
Synopsys, Inc.*	128,953	27,577,889
Trade Desk, Inc. (The), Class A*	62,965	35,666,524
Unity Software, Inc.*	328,159	31,135,726
Zoom Video Communications, Inc., Class A*	55,036	25,366,643
Total Software		582,931,562

Technology Hardware, Storage & Peripherals - 2.8%
Pure Storage, Inc., Class A*	4,938,834	79,515,227

Total Common Stocks
(Cost $2,193,848,865)		2,743,950,603

UNIT TRUST–2.7%
Financials - 2.7%
Grayscale Bitcoin Trust BTC*
(Cost $55,201,841)	4,940,302	75,981,845

MONEY MARKET FUND–0.4%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.02% (b)
(Cost $11,053,603)	11,053,603	11,053,603
Total Investments–100.2%
(Cost $2,260,104,309)		2,830,986,051
Liabilities in Excess of Other Assets–(0.2)%		(5,466,825)
Net Assets–100.0%		$2,825,519,226

Schedule of Investments (continued)

ARK Next Generation Internet ETF

October 31, 2020 (Unaudited)

Affiliated Issuer Transactions

A summary of the Fund’s transactions with affiliated issuers during the period ended October 31, 2020 is as follows:

Value ($) at 7/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2020	Value ($) at 10/31/2020
Common Stock — 0.8%
Consumer Finance — 0.8%
LendingClub Corp.
16,678,229	12,828,721	(4,201,259)	(8,303,978)	4,987,244	–	–	4,708,556	21,988,957

*	Non-income producing security
†	Affiliated security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of October 31, 2020.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2020, based upon the three levels defined above:

ARK Next Generation Internet ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$2,743,950,603	$–	$–	$2,743,950,603
Unit Trust‡	75,981,845	–	–	75,981,845
Money Market Fund	11,053,603	–	–	11,053,603
Total	$2,830,986,051	$–	$–	$2,830,986,051

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.